/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending November 30, 2000

MFS Government Markets Income Trust
Date
Identification of Security
Shares Repurchased
Repurchase Price
NAV
Broker
11/20
Shares of Beneficial Interest
10000
6.1875
6.91

Merrill Lynch

11/27
Shares of Beneficial Interest
10000
6.1875
6.94

Merrill Lynch
11/30
Shares of Beneficial Interest
15000
6.25
7.01
Merrill Lynch









































































Total Shares Repurchased:
Remarks:	None.

MFS Government Markets Income Trust
by:  James O. Yost
	James O. Yost
	Treasurer